Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value of Assets Measured on Recurring Basis

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2014 and December 31, 2013, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets:		December 31, 2014

Securities available-for-sale
U.S. Treasury security	$1,000	$–	$–	$1,000
U.S. Government agencies	–	25,079	–	25,079
Mortgage-backed securities of government agencies	–	48,347	–	48,347
Other mortgage-backed securities	–	141	–	141
Asset-backed securities of government agencies	–	2,604	–	2,604
State and political subdivisions	–	18,267	–	18,267
Corporate bonds	–	4,542	–	4,542

Total debt securities	1,000	98,980	–	99,980
Equity securities	128	–	–	128

Total available-for-sale securities	$1,128	$98,980	$–	$100,108

Assets:		December 31, 2013

Securities available-for-sale
U.S. Treasury security	$997	$–	$–	$997
U.S. Government agencies	–	22,301	–	22,301
Mortgage-backed securities of government agencies	–	54,300	–	54,300
Other mortgage-backed securities	–	235	–	235
Asset-backed securities of government agencies	–	2,775	–	2,775
State and political subdivisions	–	16,447	–	16,447
Corporate bonds	–	4,539	–	4,539

Total debt securities	997	100,597	–	101,594
Equity securities	128	–	–	128

Total available-for-sale securities	$1,125	$100,597	$–	$101,722

Schedule of Fair Value of Assets Measured on Nonrecurring Basis

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2014 and December 31, 2013, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total

Assets measured on a nonrecurring basis:		December 31, 2014

Impaired loans	$–	$–	$9,029	$9,029

Assets measured on a nonrecurring basis:		December 31, 2013

Impaired loans	$–	$–	$9,856	$9,856

Schedule of Quantitative Information of Assets Measured at Fair Value on Nonrecurring Basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level III inputs to determine fair value:

	Quantitative Information about Level III Fair Value Measurements
	Fair Value	Valuation	Unobservable	Range
(Dollars in thousands)	Estimate	Techniques	Input	(Weighted Average)

			December 31, 2014

		Discounted	Remaining term	2 mos to 28 yrs / (62 mos)
Impaired loans	$6,539	cash flow	Discount rate	3.1% to 8.3% / (4.6%)

		Appraisal of	Appraisal adjustments[2]	–20% to –25% (–24%)
	2,490	collateral[1,3]	Liquidation expense[2]	–10%

			December 31, 2013

		Discounted	Remaining term	3 mos to 29 yrs / (62 mos)
Impaired loans	$8,663	cash flow	Discount rate	7.1% to 12% / (7.5%)

		Appraisal of	Appraisal adjustments[2]	–20% to –25% (–24%)
	1,193	collateral[1,3]	Liquidation expense[2]	–10%

[1]Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.

[2]Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.

[3]Includes qualitative adjustments by management and estimated liquidation expenses.